Form N-1A Cover	Feb. 01, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	VANECK ETF TRUST
Entity Central Index Key	0001137360
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 27, 2026
Prospectus Date	Feb. 01, 2026